Note 13 - Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about other liabilities [text block]
(thousands of Canadian dollars)
	2023	2022

Accounts payable and other	$9,681	$7,662
Current income tax liability	7,466	5,797
Deferred income tax liability (note 16)	731	786
Lease obligations	3,771	4,471
Cash collateral and amounts held in escrow (note 6)	8,818	8,006
Cash reserves on loan and lease receivables (note 6)	153,769	126,110

	$184,236	$152,832